UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-23032

Triloma EIG Global Energy Term Fund I

(Exact name of registrant as specified in charter)

201 North New York Avenue, Suite 250

Winter Park, Florida 32789

(Address of principal executive offices) (Zip code)

NATIONAL REGISTERED AGENTS, INC.

160 Greentree Drive, Suite 101

Dover, DE 19904

(Name and address of agent for service)

Registrant’s telephone number, including area code: (407) 636-7115

Date of fiscal year end: December 31

Date of reporting period: September 30, 2015

Item 1.	Schedule of Investments.

TRILOMA EIG GLOBAL ENERGY TERM FUND I

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2015

(unaudited)

Company	Industry	Investment	Principal Amount	Amortized Cost	Fair Value	% of Net Assets

Total investments, at fair value	--	--	$--	$--	$--	0.0%

Net assets in excess of fair value of investments					105,000

Net assets					$105,000

Common shares outstanding					4,200

Net asset value per share					$25.00

TRILOMA EIG GLOBAL ENERGY TERM FUND I

NOTES TO SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2015

(unaudited)

Note 1. Organization

Triloma EIG Global Energy Term Fund I (the “Fund”) was formed as a Delaware statutory trust on February 18, 2015, and has been inactive since that date except for matters relating to its organization and registration as a non-diversified, closed-end management investment company. The Fund intends to be an externally managed, non-diversified, closed-end management investment company under the Investment Company Act of 1940, as amended, that will elect to be treated, and intends to qualify annually thereafter, as a regulated investment company (a “RIC”) for federal income tax purposes under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). The Fund’s investment advisor and administrator, Triloma Energy Advisors, LLC, (the “Advisor” or the “Administrator”) is responsible for the overall management of the Fund’s activities. EIG Credit Management Company, LLC (“EIG” or the “Sub-Advisor”), the Fund’s investment sub-advisor, is responsible for the day-to-day management of the Fund’s investment portfolio including sourcing, diligence and negotiation of investments. The Advisor and the Sub-Advisor are each a private investment firm that is registered as an investment advisor with the Securities and Exchange Commission under the Investment Advisers Act of 1940, as amended. The investment process is a collaborative effort between the Advisor and the Sub-Advisor and the investment committee of each must approve all Fund portfolio investments sourced by EIG.

The Fund’s investment objectives are to provide shareholders with current income, capital preservation and, to a lesser extent, long-term capital appreciation. The Fund seeks to achieve its investment objectives by investing primarily in a global portfolio of privately originated energy company and project debt. The Fund may separately invest in common or preferred stock of energy companies. Under normal circumstances, the Fund will invest at least 80% of its total assets in debt and equity investments of energy companies and projects.

Note 2. Summary of Significant Accounting Policies

Basis of Presentation: The Fund is an investment company and follows accounting and reporting guidance as outlined by generally accepted accounting principles in the United States of America (“GAAP”). The accompanying schedule of investments was prepared in accordance with GAAP.

The significant accounting policies followed by the Fund while preparing its schedule of investments are as follows:

Use of Estimates: The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and such differences could be material.

Cash and Cash Equivalents: The Fund considers all highly liquid investments with original maturities of 90 days or less to be cash equivalents. The Fund’s cash and cash equivalents are maintained with a major United States financial institution, which is a member of the Federal Deposit Insurance Corporation. At September 30, 2015, cash and cash equivalents totaled $182,000.

Income Taxes: The Fund intends to elect to be treated for federal income tax purposes, and intends to qualify thereafter, as a RIC. Generally, a RIC is not subject to federal income taxes on distributed income and gains if it distributes at least 90% of its “Investment Company Taxable Income,” as defined in the Code. The Fund intends to distribute sufficient dividends to maintain its RIC status each year.

Organizational and Offering Costs: Organization costs are expensed as incurred and consist of incorporation fees, initial audit fees, and other costs incurred in connection with the establishment of the Fund. Offering costs are amortized over a 12-month period upon commencement of fund operations and consist of registration fees, underwriting fees, and initial printing and other costs incurred in connection with the initial offering of the Fund.

Item 2.	Controls and Procedures.

(a) Based on an evaluation of the Disclosure Controls and Procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, the “Disclosure Controls”) as of a date within 90 days prior to the filing date (the “Filing Date”) of this Form N-Q (the “Report”), the Chief Executive Officer (its principal executive officer) and Chief Financial Officer (its principal financial officer) have concluded that the Disclosure Controls are reasonably designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the Filing Date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected or are reasonably likely to materially affect the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Separate certifications of the principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TRILOMA EIG GLOBAL ENERGY TERM FUND I

By:	/s/ Deryck A. Harmer
Deryck A. Harmer
Chief Executive Officer

Date: November 23, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Deryck A. Harmer
Deryck A. Harmer
Chief Executive Officer

Date: November 23, 2015

By:	/s/ Eric S. Nadeau
Eric S. Nadeau
Chief Financial Officer

Date: November 23, 2015